PROGRAMMING AND OTHER INVENTORY - Schedule of Amortization of Television and Film Programming and Production Costs (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Entertainment, License Agreement for Program Material, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating	Operating	Operating	Operating
Film, Monetized in Film Group, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating	Operating	Operating	Operating
Film, Monetized on Its Own, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating	Operating	Operating	Operating
Licensed program rights	$ 2,242	$ 2,961	$ 5,482	$ 5,331
Produced television and film programming, and acquired libraries:
Individual monetization	1,100	810	1,608	2,065
Film group monetization	$ 1,927	$ 3,193	$ 4,898	$ 5,097